Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
Schedule of Inventories, Net
	As of March 31,
	2025	2026	2026
	S$	S$	US$

Finished goods	4,766,848	3,979,609	3,086,585
Inventory held for installation	180,597	189,035	146,615
Less: allowance for inventory obsolescence	(112,133)	(83,113)	(64,462)
	4,835,312	4,085,531	3,168,738

Schedule of Movement of Allowance for Inventory Obsolescence

Movement of allowance for inventory obsolescence are as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Beginning of the year	112,133	112,133	86,970
Reversal during the year	-	(29,020)	(22,508)
End of the year	112,133	83,113	64,462